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                              [WASATCH FUNDS LOGO]

                              WASATCH FUNDS, INC.

                         SUPPLEMENT DATED JUNE 13, 2005
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2005

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2005. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained by visiting our web site at www.wasatchfunds.com or by calling 800.551.1700.

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The following information replaces the "Status" for the Wasatch Ultra Growth
Fund in the section entitled "Investment Objectives and Strategies" on page 7:

WASATCH ULTRA GROWTH FUND
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Status: Effective Monday, June 27, 2005, the Ultra Growth Fund is closed to new investors.